Other long-term liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other long-term liabilities
Accrued unrecognized tax benefits & surcharge	¥ 60,299	$ 8,743	¥ 75,347
Lease deposit received from hospital	2,000	290	2,000
Convertible Note	20,000	2,900	20,000
Others	1,785	259	1,254
Other long-term liabilities	¥ 84,084	$ 12,192	¥ 98,601